Income taxes (Schedule of Components of Deferred Tax Assets Alternative Minimum Tax Credits) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 343	$ 626
Net Deferred Tax Asset U.S. Alternative Minimum Tax Credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Alternative minimum tax credits	343	626
Provisions and reserves	2,101
Net operating losses	4,230	742
Total deferred tax assets	6,674	1,368
Property, plant and equipment	(6,331)	(742)
Net deferred tax assets	$ 343	$ 626